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CITIFUNDS(R) [LOGO]

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CITI(SM)
SHORT-TERM
U.S. GOVERNMENT
       INCOME
       FUND

SEMI-ANNUAL REPORT

JUNE 30, 2001


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   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
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Fund Facts                                                                     4
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Fund Performance                                                               5
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CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND

Statement of Assets and Liabilities                                            6
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Statement of Operations                                                        7
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Statement of Changes in Net Assets                                             8
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Financial Highlights                                                           9
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Notes to Financial Statements                                                 10
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GOVERNMENT INCOME PORTFOLIO

Portfolio of Investments                                                      13
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Statement of Assets and Liabilities                                           14
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Statement of Operations                                                       14
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Statement of Changes in Net Assets                                            15
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Financial Highlights                                                          16
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Notes to Financial Statements                                                 17
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

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

We are pleased to provide the semi-annual report for the Citi Short-Term U.S. Government Income Fund (the "Fund") for the six months ended June 30, 2001. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

For the six months ended June 30, 2001, the Fund produced a total return of 3.52%. In comparison, the Fund's benchmark, the Lehman 1-3 Year U.S. Government Index,(1) returned 4.04% over the same period.

MARKET REVIEW AND PORTFOLIO HIGHLIGHTS

On June 27, 2001, the Federal Reserve Board ("Fed") made its sixth reduction this year to the short-term interest rate, reducing that key rate to 3.75%. By the end of the period, Fed cuts amounted to a substantial total of 275 basis points (or 2.75%).(2) Most investors are viewing the fact that this most recent cut was only 25 basis points, versus the five previous 50 basis point cuts, as evidence that the Fed is at or near the end of lowering rates for this cycle.

The yield curve(3) has steepened due to the short-term rate cuts, while rates longer than five years have tended to increase throughout the period. Consequently, the best-performing area of the municipal bond yield curve in the second quarter of 2001 was the One-Year sector, where rates fell by 138 basis points. In turn, the section of the bond market where yields rose the most was the long-intermediate section (10 to 15 years), which was up nearly 12 basis points. Currently, the yield curve has reached its steepest level in three years. Typically, the yield on 30-Year municipal bonds is approximately two percentage points above the yield on three month money markets. Often times when the slope of the yield curve increases sharply, it is our opinion that long-term bond holders are sending a message that they think the economy will improve quickly in the future.

MARKET REVIEW

The Fed's aggressive action regarding short term interest rates throughout the period failed to produce noticeable effects by June 30, 2001. Economic data was generally mixed, with manufacturing showing signs of bottoming while home sales continued to show surprising strength in the face of weaker than expected non-farm payroll reports. Statements released by the Fed in conjunction with the easing of short-term

(1) The Lehman 1-3 Year U.S. Government Index is a broad measure of the performance of short-term government bonds.

(2)  A basis point is one hundredth of one percentage point (0.01%).

(3) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

interest rates argued trends continued to suggest economic weakness during the period, though possible signs of recovery may become apparent before the end of the year. The Fed dismissed the risk of rising inflation, pointing to the easing of pressure on labor and product markets. While none of the statements clearly signaled a move to a less aggressive easing stance, Chairman Greenspan's speech in late May to the Economic Club of New York did emphasize the "front-loaded policy actions" taken to date and the likelihood that "economic activity" would be "strengthening...later this year." We believe this emphasis implies that, although the Fed remains vigilant, the current easing cycle is probably nearing an end. The minutes of the May Federal Open Markets Committee(4) meeting revealed that the decision to lower rates by 50 basis points at that meeting was not unanimous. In fact, the Fed chose to lower rates only 25 basis points at their June 27th meeting. We believe this is a clear indication that the Fed can be expected to be less aggressive going forward.

Another interesting development during the second quarter was the defection of Senator Jeffords from the Republican Party, which threw control of the Senate to the Democrats. This shift of control changes Senate Majority Leader and the committee chairmanships, which should slow President Bush's ability to get any meaningful legislation passed or nominations approved. In the long run this should increase monetary policy inertia which, on margin, is a positive for the treasury market. It also is a positive for agencies as Senator Sarbanes, the new head of the Banking Committee, is seen to be agency-friendly. The passage of President Bush's $1.35 trillion tax package--in conjunction with the 275 basis points of rate cuts year-to-date--is expected to stimulate and support growth in the second half of 2001.

With the Fed still in easing mode during the period, we maintained a neutral to slightly long position versus the Fund's benchmark. Our slightly long position was accomplished by adding U.S. Treasury bills. We also remained overweight in spread product, specifically full faith and credit agency obligations (AID bonds) and mortgage backed securities (GNMA). We remain partial to these asset classes due to their yield advantages versus comparable maturity Treasury obligations.


(4) The Federal Open Markets Committee is a policy-making body of the Federal Reserve System, the U.S. Central Bank, that is responsible for the formulation of policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

With the most recent 25 basis points easing, we believe the Fed is approaching the beginning of the end of the 2001 easing cycle. We do not think the resumption of growth will be robust and thus we expect the Fed to be on hold for the foreseeable future. We still find the total return outlook for bonds to be positive, but much of the possible price appreciation may have already been realized. Against this backdrop we will maintain our positive duration exposure and continue to overweight the spread sectors.

Thank you for investing in the Citi Short-Term U.S. Government Income Fund.

Sincerely,


/s/ Heath B. McLendon
---------------------

Heath B. McLendon
President
July 3, 2001





   PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS. The information contained herein is as of June 30, 2001 and represents the opinion of the manager. It is intended to be neither a forecast of future events, a guarantee of future results, nor investment advice. The information provided should not be construed as a recommendation to purchase or sell any individual security.

FUND FACTS

FUND OBJECTIVE
To generate current income and preserve the value of its shareholders' investment.

INVESTMENT MANAGER,                 DIVIDENDS
GOVERNMENT INCOME PORTFOLIO         Paid monthly, if any
Citi Fund Management, Inc.

COMMENCEMENT OF OPERATIONS          CAPITAL GAINS
September 8, 1986                   Paid semi-annually, if any

NET ASSETS AS OF 6/30/01            BENCHMARKS
$14.9 million                       o Lipper Short U.S. Government
                                      Funds Average
                                    o Lehman 1-3 Year U.S. Government
                                      Index*







* The Lehman 1-3 Year U.S. Government Index is a broad measure of the performance of short-term government bonds.

FUND PERFORMANCE
TOTAL RETURNS
                                                 SIX      ONE    FIVE     TEN
ALL PERIODS ENDED JUNE 30, 2001 (Unaudited)     MONTHS**  YEAR   YEARS*  YEARS*
================================================================================
Citi Short-Term U.S. Government Income Fund     3.52%    8.29%   5.79%   5.99%
Lipper Short U.S. Government Funds Average      3.41%    8.10%   5.78%   5.82%
Lehman 1-3 Year U.S. Government Index           4.04%    9.27%   6.50%   6.38%

 * Average Annual Total Return
** Not Annualized

30-Day SEC Yield             4.37%

Income Dividends Per Share  $0.246


GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $17,892, (as of 6/30/01). The graph shows how the Fund compares to its benchmarks over the same period.

      [The following table represents a line chart in the printed piece.]

               CitiFunds Short Term     Lipper Short            Lehman 1-3 Year
               U.S. Governmen           U.S. Government         U.S. Government
               Income Fund              Income Funds Avg.       Index

6/30/91        10000                    10000                   10000
7/31/91        10153                    10097                   10086
8/31/91        10393                    10239                   10224
9/30/91        10647                    10358                   10332
10/31/91       10747                    10464                   10444
11/30/91       10804                    10563                   10551
12/31/91       11025                    10741                   10711
1/31/92        10951                    10677                   10697
2/29/92        11002                    10650                   10729
3/31/92        10984                    10588                   10726
4/30/92        11047                    10675                   10824
5/31/92        11192                    10787                   10924
6/30/92        11309                    10899                   11034
7/31/92        11454                    11030                   11161
8/31/92        11530                    11120                   11251
9/30/92        11632                    11211                   11357
10/31/92       11522                    11124                   11292
11/30/92       11508                    11106                   11275
12/31/92       11638                    11213                   11380
1/31/93        11793                    11354                   11499
2/28/93        11909                    11462                   11591
3/31/93        11951                    11498                   11626
4/30/93        12024                    11563                   11697
5/31/93        11985                    11549                   11669
6/30/93        12118                    11656                   11756
7/31/93        12112                    11688                   11781
8/31/93        12289                    11802                   11879
9/30/93        12339                    11835                   11917
10/31/93       12366                    11856                   11944
11/30/93       12305                    11821                   11946
12/31/93       12345                    11864                   11993
1/31/94        12420                    11944                   12068
2/28/94        12282                    11845                   11995
3/31/94        12138                    11723                   11934
4/30/94        12047                    11640                   11889
5/31/94        12071                    11619                   11905
6/30/94        12070                    11618                   11935
7/31/94        12196                    11712                   12042
8/31/94        12220                    11739                   12081
9/30/94        12155                    11698                   12054
10/31/94       12167                    11705                   12082
11/30/94       12100                    11658                   12032
12/31/94       12133                    11684                   12055

1/31/95        12315                    11829                   12219
2/28/95        12485                    11998                   12385
3/31/95        12549                    12060                   12455
4/30/95        12680                    12164                   12566
5/31/95        12972                    12403                   12781
6/30/95        13037                    12465                   12850
7/31/95        13023                    12480                   12901
8/31/95        13116                    12572                   12978
9/30/95        13182                    12643                   13041
10/31/95       13289                    12756                   13149
11/30/95       13425                    12878                   13261
12/31/95       13526                    12985                   13362
1/31/96        13622                    13079                   13474
2/29/96        13509                    13018                   13422
3/31/96        13452                    13003                   13412
4/30/96        13423                    13005                   13425
5/31/96        13421                    13021                   13455
6/30/96        13505                    13108                   13553
7/31/96        13549                    13151                   13606
8/31/96        13578                    13187                   13656
9/30/96        13694                    13300                   13781
10/31/96       13854                    13440                   13936
11/30/96       13957                    13545                   14040
12/31/96       13935                    13541                   14042
1/31/97        14009                    13604                   14110
2/28/97        14040                    13640                   14144
3/31/97        13997                    13615                   14132
4/30/97        14117                    13715                   14248
5/31/97        14208                    13796                   14348
6/30/97        14299                    13869                   14447
7/31/97        14465                    14013                   14604
8/31/97        14467                    14019                   14619
9/30/97        14559                    14115                   14730
10/31/97       14682                    14214                   14839
11/30/97       14699                    14245                   14876
12/31/97       14786                    14315                   14976
1/31/98        14942                    14437                   15120
2/28/98        14943                    14447                   15133
3/31/98        14991                    14496                   15192
4/30/98        15052                    14553                   15265
5/31/98        15129                    14627                   15346
6/30/98        15190                    14691                   15426
7/31/98        15252                    14750                   15498
8/31/98        15441                    14900                   15687
9/30/98        15646                    15082                   15898
10/31/98       15692                    15108                   15976
11/30/98       15675                    15105                   15959
12/31/98       15722                    15149                   16020
1/31/99        15764                    15221                   16081
2/28/99        15676                    15162                   16009
3/31/99        15767                    15251                   16118
4/30/99        15826                    15311                   16168
5/31/99        15786                    15297                   16156
6/30/99        15813                    15303                   16204
7/31/99        15839                    15323                   16254
8/31/99        15865                    15351                   16300
9/30/99        15975                    15447                   16406

10/31/99       16011                    15488                   16450
11/30/99       16046                    15528                   16481
12/31/99       16047                    15533                   16496
1/31/00        16032                    15543                   16493
2/29/00        16136                    15632                   16605
3/31/00        16257                    15755                   16705
4/30/00        16293                    15812                   16746
5/31/00        16364                    15839                   16808
6/30/00        16522                    15997                   16992
7/31/00        16611                    16092                   17100
8/31/00        16735                    16211                   17230
9/30/00        16860                    16328                   17365
10/31/00       16950                    16421                   17458
11/30/00       17111                    16582                   17628
12/31/00       17283                    16754                   17845
1/31/01        17501                    16969                   18080
2/28/01        17611                    17098                   18198
3/31/01        17740                    17207                   18345
4/30/01        17760                    17255                   18398
5/31/01        17853                    17355                   18499
6/30/01        17892                    17402                   18566

The graph assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. Investors may not invest directly in an index.

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2001 (Unaudited)
================================================================================
ASSETS:
Investment in Government Income Portfolio, at value (Note 1A)       $15,047,560
Receivable from the Administrator                                        98,838
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  Total assets                                                       15,146,398
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LIABILITIES:
Payable for shares of beneficial interest repurchased                   164,305
Dividends payable                                                        27,344
Payable to affiliates--Shareholder Servicing Agents' fees (Note 2B)       3,141
Accrued expenses and other liabilities                                   31,604
--------------------------------------------------------------------------------
  Total liabilities                                                     226,394
--------------------------------------------------------------------------------
NET ASSETS                                                          $14,920,004
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $17,945,053
Accumulated net realized loss                                        (2,821,281)
Unrealized depreciation                                                (176,745)
Accumulated net investment loss                                         (27,023)
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  Total                                                             $14,920,004
================================================================================
NET ASSET VALUE AND OFFERING PRICE PER SHARE FOR
  1,537,178 SHARES OF BENEFICIAL INTEREST OUTSTANDING                      $9.71
================================================================================
See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income from Government Income Portfolio         $469,579
Allocated Expenses from Government Income Portfolio       (29,500)
--------------------------------------------------------------------------------
                                                                        $440,079
EXPENSES:
Administrative fees (Note 2A)                            $ 20,853
Shareholder Servicing Agents fees (Note 2B)                20,853
Distribution fees (Note 3)                                 12,512
Legal fees                                                 50,265
Transfer agent fees                                        15,877
Custody and fund accounting fees                           10,282
Trustee fees                                                5,880
Audit fees                                                  5,625
Shareholder reports                                         5,126
Miscellaneous                                              22,652
--------------------------------------------------------------------------------
  Total expenses                                          169,925
Less: aggregate amount waived by Administrator
  and Distributor (Notes 2A and 3)                        (33,365)
Less: expenses assumed by the Administrator (Note 6)      (98,838)
--------------------------------------------------------------------------------
  Net expenses                                                            37,722
--------------------------------------------------------------------------------
Net investment income                                                    402,357
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  GOVERNMENT INCOME PORTFOLIO:
Net realized gain                                          67,801
Unrealized appreciation of investments                    128,922
--------------------------------------------------------------------------------
  Net realized and unrealized gain from
    Government Income Portfolio                                          196,723
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $599,080
================================================================================

See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED     YEAR ENDED
                                                  JUNE 30, 2001     DECEMBER 31,
                                                   (Unaudited)          2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                            $   402,357        $ 1,405,111
Net realized gain (loss)                              67,801            (94,239)
Unrealized appreciation of investments               128,922            508,673
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                    599,080          1,819,545
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                               (433,676)        (1,429,220)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (Note 5):
Net proceeds from sale of shares                     706,915            977,621
Net asset value of shares issued to shareholders
  from reinvestment of dividends                     430,784          1,448,970
Cost of shares repurchased                        (4,543,509)       (15,765,820)
--------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest                (3,405,810)       (13,339,229)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                        (3,240,406)       (12,948,904)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               18,160,410         31,109,314
--------------------------------------------------------------------------------
End of period (including accumulated
  net investment loss of $27,023 and
  undistributed net investment income of
  $4,296, respectively)                          $14,920,004        $18,160,410
--------------------------------------------------------------------------------

See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

                      SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,
                        JUNE 30, 2001 ------------------------------------------
                         (Unaudited)  2000    1999     1998     1997    1996
--------------------------------------------------------------------------------
Net Asset Value,
  beginning of period       $  9.62 $  9.46  $  9.73  $  9.61  $  9.55  $  9.78
--------------------------------------------------------------------------------
Income From Operations:
Net investment income         0.226   0.542    0.473    0.473    0.504    0.516
Net realized and
  unrealized gain (loss)      0.110   0.166   (0.276)   0.121    0.064   (0.232)
--------------------------------------------------------------------------------
  Total from operations       0.336   0.708    0.197    0.594    0.568    0.284
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income        (0.246) (0.548)  (0.467)  (0.474)  (0.508)  (0.514)
--------------------------------------------------------------------------------
  Total distributions        (0.246) (0.548)  (0.467)  (0.474)  (0.508)  (0.514)
--------------------------------------------------------------------------------
Net Asset Value,
  end of period             $  9.71 $  9.62  $  9.46  $  9.73  $  9.61  $  9.55
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)           $14,920 $18,160  $31,109  $48,034  $20,237  $26,744
Ratio of expenses to
  average net assets (A)      0.80%*  0.80%    0.80%    0.80%    0.80%    0.80%
Ratio of net investment income
  to average net assets       4.83%*  5.50%    5.02%    4.98%    5.20%    5.31%
Total return                  3.52%** 7.70%    2.07%    6.33%    6.11%    3.02%

Note: If Agents of the Fund and Agents of Government Income Portfolio for the periods indicated had not voluntarily waived a portion of their fees and assumed Fund expenses, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                  $0.123 $ 0.444  $ 0.411  $ 0.413  $ 0.442  $ 0.460
RATIOS:
Expenses to average
  net assets (A)              2.77%*  1.63%    1.37%    1.42%    1.43%    1.38%
Net investment income to
  average net assets          2.86%*  4.67%    4.45%    4.36%    4.57%    4.73%
--------------------------------------------------------------------------------
(A) Includes the Fund's share of Government Income Portfolio allocated expenses.

  *Annualized
** Not Annualized

See notes to financial statements

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Citi Short-Term U.S. Government Income Fund (the "Fund"), is a separate diversified series of CitiFunds Fixed Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund invests all of its investable assets in Government Income Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment
Manager. On April 1, 2001, Citibank, N.A. transferred its asset management business, including investment management of the Fund to its newly formed affiliate, the Manager. The value of such investment reflects the Fund's proportionate interest (48.9% at June 30, 2001) in the net assets of the Portfolio. Salomon Smith Barney Inc. ("SSB"), acts as the Fund's distributor. SSB continues to sell Fund shares to the public as a member of the selling group.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $3,094,119, of which $1,551,556 will expire on December 31, 2002, $329,508 will expire on December 31, 2003, $367,655 will expire on December 31, 2004, $180,274 will expire on December 31, 2005, $457,813 will expire on December 31, 2007 and $207,313 will expire on December 31, 2008. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized capital gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. OTHER All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on a trade date basis.

2. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then current fiscal year.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to Smith Barney Fund Management LLC (the "Administrator"), as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $20,853, all of which was voluntarily waived for the six months ended June 30, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS' FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agency agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Share

CITI SHORT-TERM U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

holder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $20,853 for the six months ended June 30, 2001.

3. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distribution fees amounted to $12,512, all of which were voluntarily waived for the six months ended June 30, 2001. The Distributor may also receive an additional fee from the Fund not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. The Distributor voluntarily agreed to waive this fee through June 30, 2001.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2001 aggregated $596,699 and $4,444,682, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                SIX MONTHS ENDED    YEAR ENDED
                                                  JUNE 30, 2001    DECEMBER 31,
                                                   (Unaudited)         2000
================================================================================
Shares sold                                          72,744             103,770
Shares issued to shareholders from
  reinvestment of dividends                          44,355             152,480
Shares repurchased                                 (467,092)         (1,657,276)
--------------------------------------------------------------------------------
Net decrease                                       (349,993)         (1,401,026)
================================================================================

6. ASSUMPTION OF EXPENSES The Manager has voluntarily agreed to pay a portion of the expenses of the Fund for the six months ended June 30, 2001, which amounted to $98,838, to maintain a voluntary expense limitation of 0.80% of average daily net assets. This voluntary expense limitation may be discontinued at any time.

GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2001
(Unaudited)

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)          VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 32.1%
--------------------------------------------------------------------------------
6.50%, 2009                                       $    109          $   110,238
6.50%, 2011                                          2,187            2,219,490
6.50%, 2019                                            101              100,896
7.00%, 2008                                            623              627,371
7.00%, 2009                                            813              819,727
7.00%, 2013                                          3,393            3,483,956
7.00%, 2019                                          1,764            1,766,436
7.00%, 2020                                            297              296,352
8.00%, 2006                                             66               68,348
8.00%, 2007                                             63               65,759
8.00%, 2017                                             59               61,707
8.00%, 2021                                            123              128,755
8.00%, 2022                                             58               60,767
9.50%, 2016                                              1                  687
9.50%, 2017                                             21               22,483
9.50%, 2018                                             15               16,713
9.50%, 2019                                             22               23,696
9.50%, 2020                                             13               14,488
                                                                    -----------
TOTAL GOVERNMENT NATIONAL
   MORTGAGE ASSOCIATION                                               9,887,869
                                                                    -----------
U.S. & OTHER GOVERNMENT OBLIGATIONS -- 67.2%
--------------------------------------------------------------------------------
Israel State U.S. Government
   Guaranteed Notes,
   5.70% due 2/15/03                                 5,000            5,058,150
   6.125% due 3/15/03                                4,300            4,381,743
                                                                     -----------
                                                                      9,439,893
                                                                    -----------
United States Treasury Bills,
   3.36% due 9/13/01                                   468              464,811
   3.405% due 9/13/01                                  260              258,205
                                                                    -----------
                                                                        723,016
                                                                    -----------
United States Treasury Notes,
   6.25% due 7/31/02                                   950              973,009
   3.875% due 6/30/03                                5,000            4,965,600
   5.25% due 5/15/04                                 4,500            4,577,355
                                                                    -----------
                                                                     10,515,964
                                                                    ------------
TOTAL U.S. & OTHER
  GOVERNMENT OBLIGATIONS                                             20,678,873
                                                                    ------------

REPURCHASE AGREEMENTS -- 16.0%
--------------------------------------------------------------------------------
First Union National Bank
  Repurchase Agreement
  3.93% due 7/02/01, proceeds
  at maturity $2,500,819
  (collateralized by $2,616,000
  U.S. Treasury Notes
  4.75% due 11/15/08,
  valued at $2,550,600)                                             $ 2,500,000
Westdeutsche Landesbank
  Repurchase Agreement
  3.97% due 7/02/01, proceeds
  at maturity $2,423,802
  (collateralized by $2,380,000
  U.S. Treasury Notes
  5.875% due 11/15/04,
  valued at $2,431,884)                                               2,423,000
                                                                    -----------
TOTAL SHORT-TERM
  OBLIGATIONS                                                         4,923,000
                                                                    -----------
TOTAL INVESTMENTS
  (Identified Cost--
  $ 35,352,099)                                      115.3%          35,489,742

OTHER ASSETS,
  LESS LIABILITIES                                   (15.3)          (4,697,022)
                                                     -----          -----------
NET ASSETS                                           100.0%         $30,792,720
                                                     =====          ===========

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2001 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $30,429,099)        $30,566,741
Repurchase Agreements (Identified Cost, $4,923,000)                    4,923,000
Cash                                                                         534
Receivable from the Administrator                                         20,404
Interest receivable                                                      303,229
--------------------------------------------------------------------------------
  Total assets                                                        35,813,908
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      4,997,453
Payable to affiliates--Management fees (Note 2)                            3,331
Accrued expenses and liabilities                                          20,404
--------------------------------------------------------------------------------
Total liabilities                                                      5,021,188
--------------------------------------------------------------------------------
NET ASSETS                                                           $30,792,720
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $30,792,720
================================================================================

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):                                          $  869,952

EXPENSES:
Management fees (Note 2)                                 $ 54,679
Legal fees                                                 28,015
Custodian & accounting fees                                22,133
Audit fees                                                 12,480
Administrative fees (Note 3)                                7,811
Trustee fees                                                4,434
Miscellaneous                                               4,299
--------------------------------------------------------------------------------
  Total expenses                                          133,851
Less: aggregate amount waived by the Manager
  and Administrator (Note 3)                              (58,467)
Less: expenses assumed by the Administrator (Note 7)      (20,404)
--------------------------------------------------------------------------------
  Net expenses                                                            54,980
--------------------------------------------------------------------------------
Net investment income                                                    814,972
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions            133,597
Unrealized appreciation of investments                    209,762
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                        343,359
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 1,158,331
================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                   JUNE 30, 2001   DECEMBER 31,
                                                    (Unaudited)        2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                             $   814,972       $ 3,058,531
Net realized gain (loss) on
  investment transactions                             133,597          (211,943)
Unrealized appreciation of investments                209,762         1,004,159
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                   1,158,331         3,850,747
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                         3,133,531         8,472,107
Value of withdrawals                               (5,841,094)      (43,586,705)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                        (2,707,563)      (35,114,598)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                         (1,549,232)      (31,263,851)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                32,341,952        63,605,803
--------------------------------------------------------------------------------
End of period                                     $30,792,720       $32,341,952
================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS


                           SIX MONTHS
                             ENDED             YEAR ENDED DECEMBER 31,
                         JUNE 30, 2001 -----------------------------------------
                          (Unaudited)  2000     1999     1998     1997     1996
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)            $30,793 $32,342  $63,606  $84,147  $61,298  $53,499
Ratio of expenses to
  average net assets           0.35%*  0.35%    0.35%    0.35%    0.35%    0.35%
Ratio of net investment
  income to average
  net assets                   5.22%*  5.90%    5.45%    5.49%    5.65%    5.75%
Portfolio turnover              256%    340%     201%     288%     126%     100%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                   0.86%*  0.40%    0.40%    0.40%    0.41%    0.40%
Net investment income to
  average net assets           4.71%*  5.85%    5.40%    5.44%    5.59%    5.70%
================================================================================
* Annualized.

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citi Fund Management Inc. (the "Manager"). On April 1, 2001, Citibank N.A., transferred its asset management business, including management of the Portfolio to its newly formed affiliate, the Manager.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discounts earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. FUTURES CONTRACTS The Portfolio may engage in futures transactions.The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument.Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract.The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at June 30, 2001.

   H.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES The investment management paid to the Manager, as compensation for overall investment management services, amounted to $54,679, of which $50,656 was voluntarily waived for the six months ended June 30, 2001. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $7,811, all of which was voluntarily waived, for the six months ended June 30, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $87,015,049 and $83,243,959, respectively, for the six months ended June 30, 2001.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $35,352,099
===============================================================================
Gross unrealized appreciation                                       $   180,467
Gross unrealized depreciation                                           (42,825)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $  137,642
===============================================================================

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2001, the commitment fee allocated to the Portfolio was $31. Since the line of credit was established, there have been no borrowings by the Portfolio.

7. ASSUMPTION OF EXPENSES The Administrator has voluntarily agreed to pay a portion of the expenses of the Fund for the six months ended June 30, 2001, which amounted to $20,404.

TRUSTEES AND OFFICERS

C. OscarMorong, Jr., CHAIRMAN
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon*
E.Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 * AFFILIATED PERSON OF INVESTMENT ADVISER
** TRUSTEE EMERITUS

INVESTMENT MANAGER
(OF GOVERNMENT INCOME
PORTFOLIO)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of Citi Short-Term U.S. Government Income Fund. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Short-Term U.S. Government Income Fund.

(C)2001 Citicorp         [Logo] Printed on recycled paper            CFS/USG/601